DocumentAndEntityInformation	Oct. 28, 2026
Document Information Line Items
Entity Central Index Key	0000051253
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Document Information Line Items
Title of 12(b) Security	Common Stock, par value 12 1/2 cents per share
Trading Symbol	IFF
1.800% Senior Notes due 2026 [Member]
Document Information Line Items
Title of 12(b) Security	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE